DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY	12 Months Ended
Dec. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY

NOTE 9

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY

Foreign Currency and Interest Rate Risk Management

The company operates on a global basis and is exposed to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign exchange and interest rates. The company’s hedging policy attempts to manage these risks to an acceptable level based on the company’s judgment of the appropriate trade-off between risk, opportunity and costs.

The company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities, forecasted transactions and net assets denominated in the Euro, British Pound, Chinese Yuan, Korean Won, Australian Dollar, Canadian Dollar, Japanese Yen, Colombian Peso, Brazilian Real, Mexican Peso and New Zealand Dollar. The company manages its foreign currency exposures on a consolidated basis, which allows the company to net exposures and take advantage of any natural offsets. In addition, the company uses derivative and nonderivative instruments to further reduce the net exposure to foreign exchange. Gains and losses on the hedging instruments offset losses and gains on the hedged transactions and reduce the earnings and equity volatility resulting from foreign exchange. Financial market and currency volatility may limit the company’s ability to cost-effectively hedge these exposures.

The company is also exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in interest rates. The company’s policy is to manage interest costs using a mix of fixed- and floating-rate debt that the company believes is appropriate. To manage this mix in a cost-efficient manner, the company periodically enters into interest rate swaps in which the company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional amount.

The company does not hold any instruments for trading purposes and none of the company’s outstanding derivative instruments contain credit-risk-related contingent features.

Cash Flow Hedges

The company may use options, including collars and purchased options, forwards and cross-currency swaps to hedge the foreign exchange risk to earnings relating to forecasted transactions and recognized assets and liabilities. The company periodically uses forward-starting interest rate swaps and treasury rate locks to hedge the risk to earnings associated with movements in interest rates relating to anticipated issuances of debt. Certain other firm commitments and forecasted transactions are also periodically hedged. Cash flow hedges primarily related to forecasted intercompany sales denominated in foreign currencies, and anticipated issuances of debt.

The notional amounts of foreign exchange contracts were $660 million and $561million as of December 31, 2017 and 2016, respectively. The company did not have any interest rate contracts designated as cash flow hedges outstanding at December 31, 2017 and 2016. The maximum term over which the company has cash flow hedge contracts in place related to forecasted transactions at December 31, 2017 is 12 months.

Fair Value Hedges

The company uses interest rate swaps to convert a portion of its fixed-rate debt into variable-rate debt. These instruments hedge the company’s earnings from changes in the fair value of debt due to fluctuations in the designated benchmark interest rate.

The total notional amount of interest rate contracts designated as fair value hedges was $200 million as of December 31, 2017 and 2016, respectively.

Net Investment Hedges

In May 2017, the company issued €600 million of senior notes due May 2025. The company has designated this debt as a hedge of a portion of its net investment in its European operations and, as a result, mark to spot rate adjustments of the outstanding debt balances have been and will be recorded as a component of AOCI. As of December 31, 2017, the company had an accumulated pre-tax unrealized translation loss in AOCI of $79 million related to the Euro-denominated senior notes.

Dedesignations

If it is determined that a derivative or nonderivative hedging instrument is no longer highly effective as a hedge, the company discontinues hedge accounting prospectively. If the company removes the cash flow hedge designation because the hedged forecasted transactions are no longer probable of occurring, any gains or losses are immediately reclassified from AOCI to earnings. Gains or losses relating to terminations of effective cash flow hedges in which the forecasted transactions are still probable of occurring are deferred and recognized consistent with the loss or income recognition of the underlying hedged items.

There were no hedge dedesignations in 2017, 2016 or 2015 resulting from changes in the company’s assessment of the probability that the hedged forecasted transactions would occur.

If the company terminates a fair value hedge, an amount equal to the cumulative fair value adjustment to the hedged items at the date of termination is amortized to earnings over the remaining term of the hedged item. In 2016, the company terminated a total notional value of $765 million of interest rate contracts in connection with the March 2016 debt tender offers, resulting in a $34 million reduction to the debt extinguishment loss.

If the company terminates a net investments hedge, any gain or loss recognized in AOCI is not reclassified to earnings until the company sells, liquidates, or deconsolidates the foreign investments that were being hedged.

Undesignated Derivative Instruments

The company uses forward contracts to hedge earnings from the effects of foreign exchange relating to certain of the company’s intercompany and third-party receivables and payables denominated in a foreign currency. These derivative instruments are generally not formally designated as hedges and the terms of these instruments generally do not exceed one month.

The total notional amount of undesignated derivative instruments was $885 million as of December 31, 2017 and $822 million as of December 31, 2016.

Gains and Losses on Derivative Instruments

The following table summarizes the gains and losses on the company’s derivative instruments for the years ended December 31, 2017, 2016, and 2015.

	Gain (loss) recognized in OCI			Location of gain (loss) in	Gain (loss) reclassified from AOCI into income
(in millions)	2017	2016	2015	income statement	2017	2016	2015
Cash flow hedges
Interest rate contracts	$(3)	$—	$—	Other (income) expense, net	$—	$9	$—
Foreign exchange contracts	—	—	(1)	Net sales	—	—	—
Foreign exchange contracts	(24)	1	4	Cost of sales	(8)	(3)	47
Net investment hedge	(79)	—	—	Other (income) expense, net	—	—	—
Total	$(106)	$1	$3		$(8)	$6	$47

	Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)		2017	2016	2015
Fair value hedges
Interest rate contracts	Net interest expense	$(3)	$9	$(43)
Undesignated derivative instruments
Foreign exchange contracts	Other (income) expense, net	$(20)	$4	$(13)

For the company’s fair value hedges, equal and offsetting gains of $3 million, losses of $9 million and gains of $43 million were recognized in net interest expense in 2017, 2016 and 2015, respectively, as adjustments to the underlying hedged items, fixed-rate debt. Ineffectiveness related to the company’s cash flow and fair value hedges for the year ended December 31, 2017 was not material.

The following table summarizes net-of-tax activity in AOCI, a component of shareholders’ equity, related to the company’s cash flow hedges.

as of and for the years ended December 31 (in millions)	2017	2016	2015
Accumulated other comprehensive income (loss) balance at beginning of year	$3	$7	$34
(Loss) gain in fair value of derivatives during the year	(18)	1	4
Amount reclassified to earnings during the year	5	(5)	(31)
Accumulated other comprehensive income balance at end of year	(10)	$3	$7

As of December 31, 2017, $8 million of deferred, net after-tax gains on derivative instruments included in AOCI are expected to be recognized in earnings during the next 12 months, coinciding with when the hedged items are expected to impact earnings.

Fair Values of Derivative Instruments

The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheet as of December 31, 2017.

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other long-term assets	4	Other long-term liabilities	—
Foreign exchange contracts	Prepaid expenses and other	14	Accounts payable and accrued liabilities	3
Total derivative instruments designated as hedges		$18		$3
Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other	$1	Accounts payable and accrued liabilities	$1
Total derivative instruments		$19		$4

The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheet as of December 31, 2016.

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other long-term assets	$7	Other long-term liabilities	$—
Foreign exchange contracts	Prepaid expenses and other	22	Accounts payable and accrued liabilities	1
Total derivative instruments designated as hedges		$29		$1
Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other	$1	Accounts payable and accrued liabilities	$2
Total derivative instruments		$30		$3

While the company’s derivatives are all subject to master netting arrangements, the company presents its assets and liabilities related to derivative instruments on a gross basis within the consolidated balance sheets. Additionally, the company is not required to post collateral for any of its outstanding derivatives. The following table provides information on the company’s derivative positions as if they were presented on a net basis, allowing for the right of offset by counterparty.

	December 31, 2017		December 31, 2016
(in millions)	Asset	Liability	Asset	Liability
Gross amounts recognized in the consolidated balance sheet	$19	$4	$30	$3
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet	(4)	(4)	(3)	(3)
Total	$15	$—	$27	$—